10 FAIR VALUE MEASUREMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2017
Change in Level 3 Instruments [Abstract]
Change in fair value of contingent consideration	$ 0	$ 0	$ 400,000	$ 0	$ 0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration					5,266,488	$ 5,346,688
Change in Level 3 Instruments [Abstract]
Opening balance	5,346,688		5,266,488
Additions during the period	0		1,200,000
Paid/settlements	0		(719,800)
Total gains recognized in Statement of Operations	0		(400,000)
Closing balance	$ 5,346,688		$ 5,346,688		$ 5,266,488